Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses

Note 8 – Accrued Expenses

Accrued expenses consisted of the following at June 30, 2022 and December 31, 2021, respectively:

	June 30,	December 31,
	2022	2021
Accrued payroll	$410,627	$261,044
Accrued withholding taxes and employee benefits	24,557	9,162
Accrued ICA fees and contributions	158,985	129,856
Accrued interest	83,992	57,700
	$678,161	$457,762

Note 10 – Accrued Expenses

Accrued expenses consisted of the following at December 31, 2021 and 2020, respectively:

	December 31,	December 31,
	2021	2020
Accrued payroll	$261,044	$266,230
Accrued withholding taxes and employee benefits	9,162	18,889
Accrued ICA fees and contributions	129,856	200,335
Accrued interest	57,700	65,081
	$457,762	$550,535